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                    STRATEGIC PARTNERS ASSET ALLOCATION FUNDS
                   STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND
                     STRATEGIC PARTNERS MODERATE GROWTH FUND
                       STRATEGIC PARTNERS HIGH GROWTH FUND

                        Supplement dated October 18, 2004
                     to the Prospectus dated October 1, 2004

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY - CONSERVATIVE GROWTH FUND" IS AMENDED BE REPLACING THE LAST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 5 WITH THE FOLLOWING:

On July 31, 2004, the duration of the Lehman Brothers U.S. Aggregate Bond Index was 4.67 years and the duration of the Conservative Growth Fund was 4.50 years.

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY - MODERATE GROWTH FUND" IS AMENDED BE REPLACING THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 7 WITH THE FOLLOWING:

On July 31, 2004, the duration of the Lehman Brothers U.S. Aggregate Bond Index was 4.67 years and the duration of the Moderate Growth Fund was 4.41 years.

THE SECTION OF THE PROSPECTUS ENTITLED "RISK/RETURN SUMMARY - EVALUATING PERFORMANCE - CONSERVATIVE GROWTH FUND - AVERAGE ANNUAL RETURNS" IS AMENDED BY REPLACING THE FIRST SENTENCE OF FOOTNOTE 5 ON PAGE 12 WITH THE FOLLOWING:

Customized Benchmark for Conservative Growth Fund (Customized Blend): a model portfolio consisting of the S&P Barra Value Index (15%), S&P Barra Growth Index (15%), the Russell 2000 Value Index (5%), the Russell 2000 Growth Index (5%), the Lehman Brothers U.S. Aggregate Bond Index (40%) and the Lehman Brothers High Yield Bond Index (20%).

MFSP504C1


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